Cover	Nov. 29, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 29, 2023
Entity File Number	001-40206
Entity Registrant Name	XBP Europe Holdings, Inc.
Entity Central Index Key	0001839530
Entity Tax Identification Number	85-2002883
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2701 East Grauwyler Road
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75061
City Area Code	844
Local Phone Number	935-2832
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CFFE
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CFFEW
Security Exchange Name	NASDAQ